Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventory
Natural gas held in storage	$ 341	$ 309
Natural gas liquids	175	116
Materials and supplies	70	61
Renewable energy credits and emission compliance instruments	82	80
Crude oil and condensate	109	66
Processed finished products	5	4
Total inventory	782	636
Rate Regulated Utilities
Inventory
Natural gas held in storage	$ 304	$ 193